Mine properties, plant and equipment - Schedule of detailed information about Mine properties, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 146,659
Ending Balance	175,237	$ 146,659
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	267,035	254,675
Additions	44,101	28,923
Disposals	(4,357)	(183)
Reclassifications	0	0
Effects of changes in foreign exchange rates	16,112	(16,380)
Ending Balance	322,891	267,035
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(120,376)	(105,710)
Depreciation	24,174	22,294
Disposals	4,357	183
Effects of changes in foreign exchange rates	7,461	(7,445)
Ending Balance	(147,654)	(120,376)
Office and Computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	3,460
Ending Balance	4,813	3,460
Office and Computer Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	3,968	919
Additions	2,530	3,278
Disposals	(152)	(177)
Reclassifications	0	0
Effects of changes in foreign exchange rates	42	(52)
Ending Balance	6,388	3,968
Office and Computer Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(508)	(523)
Depreciation	1,198	194
Disposals	152	177
Effects of changes in foreign exchange rates	21	(32)
Ending Balance	(1,575)	(508)
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	0
Ending Balance	56	0
Vehicles [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	243	261
Additions	61	0
Disposals	0	0
Reclassifications	0	0
Effects of changes in foreign exchange rates	17	(18)
Ending Balance	321	243
Vehicles [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(243)	(261)
Depreciation	5	0
Disposals	0	0
Effects of changes in foreign exchange rates	17	(18)
Ending Balance	(265)	(243)
Mine Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	62,027
Ending Balance	67,709	62,027
Mine Properties [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	94,477	91,444
Additions	7,147	7,884
Disposals	0	0
Reclassifications	0	0
Effects of changes in foreign exchange rates	4,831	(4,851)
Ending Balance	106,455	94,477
Mine Properties [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(32,450)	(26,940)
Depreciation	4,701	7,069
Disposals	0	0
Effects of changes in foreign exchange rates	1,595	(1,559)
Ending Balance	(38,746)	(32,450)
Buildings, Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	76,059
Ending Balance	73,235	76,059
Buildings, Plant and Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	163,234	153,743
Additions	6,788	6,122
Disposals	(4,205)	(6)
Reclassifications	3,523	14,862
Effects of changes in foreign exchange rates	10,963	(11,487)
Ending Balance	180,303	163,234
Buildings, Plant and Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(87,175)	(77,986)
Depreciation	18,270	15,031
Disposals	4,205	6
Effects of changes in foreign exchange rates	5,828	(5,836)
Ending Balance	(107,068)	(87,175)
Construction In Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	5,113
Ending Balance	29,424	5,113
Construction In Progress [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	5,113	8,308
Additions	27,575	11,639
Disposals	0	0
Reclassifications	(3,523)	(14,862)
Effects of changes in foreign exchange rates	259	28
Ending Balance	29,424	5,113
Construction In Progress [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	0	0
Depreciation	0	0
Disposals	0	0
Effects of changes in foreign exchange rates	0	0
Ending Balance	$ 0	$ 0